Postretirement Benefit and Post Employment Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Summary of Postretirement Benefit and Postemployment Obligations

The postretirement benefit and postemployment obligations as of December 31, 2014 and 2013 are as follows:

(in US$ millions)	2014	2013
Postretirement benefit obligation	9.4	11.0
Post-employment obligation	2.1	1.4
Employment obligation	0.3	—

Total postretirement benefit and post-employment obligation	11.8	12.4

Summary of Benefit Obligations, Fair Value of Plan Assets and Unfunded Status of Plans

The plans’ benefit obligations, fair value of plan assets, and unfunded status as of December 31, 2014 and December 31, 2013 were as follows:

(in US$ millions)	2014	2013
Change in benefit obligation
Benefit obligation at beginning of the year	17.0	16.6
Service cost	0.5	0.7
Interest cost	0.5	0.5
Plan participants contribution	0.1	0.1
Administrative expenses/taxes paid	(0.1)	(0.1)
Actuarial (gain)/loss	1.9	(0.5)
Plan amendments	—	—
Benefits paid	(0.9)	(0.9)
Curtailments	—	—
Effect of foreign currency exchange rate changes	(2.0)	0.7
Transfers	—	(0.1)

Benefit obligation at the end of the year	17.0	17.0

Change in plan assets
Fair value of plan assets at the beginning of the year	6.0	5.4
Actual return of plan assets	2.1	0.2
Administrative expenses/taxes paid	(0.1)	(0.1)
Employer contributions	1.0	1.2
Plan participants’ contribution	0.1	0.1
Benefits paid	(0.9)	(0.9)
Transfers	—	(0.1)
Effect of foreign currency exchange rate changes	(0.6)	0.2

Fair value of plan assets at the end of the year	7.6	6.0

Unfunded status at the end of the year	(9.4)	(11.0)

Components of Net Periodic Benefit Cost Recognized

Components of net periodic benefit cost recognized in 2014, 2013 and 2012 were:

(in US$ millions)	2014	2013	2012
Service cost	0.6	0.7	0.5
Interest cost	0.5	0.5	0.6
Expected return on plan assets	(0.2)	(0.2)	(0.2)
Amortization of net (gain) loss	0.2	0.3	0.1

Net periodic benefit cost	1.1	1.3	1.0

Summary of Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

Weighted average assumptions used to determine benefit obligations and net periodic benefit cost for December 31, 2014 and December 31, 2013 were as follows:

	2014	2013
Assumptions used to determine benefit obligations
Discount rate	2.00% - 2.35%	3.35% - 3.60%
Rate of compensation increase	3.00% - 3.50%	3.5%
Assumptions used to determine net periodic pension cost
Discount rate	3.35% - 3.60%	3.0% - 3.25%
Expected long-term rate of return on plan assets	3.25% - 5.30%	3.25% - 5.30%
Rate of compensation increase	3.00% - 3.50%	3.5%

Summary of Target Asset Allocation

The investment policy specifies the type of investment vehicles appropriate for the plan, asset allocation guidelines, criteria for selection of investment managers, procedures to monitor overall investment performance, as well as investment manager performance.

Target Asset Allocation at December 31, 2014
Equity securities	0.7%
Bonds	1.1%
Derivatives	0.1%
Cash and cash equivalents	0.0%
Guaranteed Investment Contract	98.1%

Summary of Movement in Level 3 Assets

The movement in Level 3 assets for 2014 and 2013 was as follows:

Level 3 Assets
(in US$ millions)
Beginning balance at January 1, 2013	5.2
Gain and losses on plan assets:
Realized gains/losses relating to assets sold during the year	0.3
Purchases, sales, issuances, settlement, net	0.4

Ending balance at December 31, 2013	5.9
Gain and losses on plan assets:
Realized gains/losses relating to assets sold during the year	1.5
Purchases, sales, issuances, settlement, net	0.1

Ending balance at December 31, 2014	7.5

Summary of Asset Allocations of Pension Benefits

The asset allocations of the company’s pension benefits as of December 31, 2014 and December 31, 2013 were as follows:

	Fair value measurement at December 31, 2014
	Plan assets
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity securities	0.1	0.1	—	—
Bonds	—	—	—	—
Guaranteed Investment Contract	7.5	—	—	7.5

	7.6	0.1	—	7.5

	Fair value measurement at December 31, 2013
	Plan assets
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity securities	0.1	0.1	—	—
Bonds	0.1	0.1	—	—
Guaranteed Investment Contract	5.9	—	—	5.9

	6.1	0.2	—	5.9